Shareholder Report, Holdings (Details) - C000012470	Jun. 30, 2026
SK hynix, Inc.None_6450267
Holdings [Line Items]
Percent of Total Investments	5.63%
Samsung Electronics Co., Ltd.None_6771720
Holdings [Line Items]
Percent of Total Investments	5.14%
Lantheus Holdings, Inc.None_516544103
Holdings [Line Items]
Percent of Total Investments	2.21%
United Therapeutics Corp.None_91307C102
Holdings [Line Items]
Percent of Total Investments	2.06%
Arrow Electronics, Inc.None_042735100
Holdings [Line Items]
Percent of Total Investments	1.88%
CVS Health Corp.None_126650100
Holdings [Line Items]
Percent of Total Investments	1.70%
Marathon Petroleum Corp.None_56585A102
Holdings [Line Items]
Percent of Total Investments	1.66%
Popular, Inc.None_733174700
Holdings [Line Items]
Percent of Total Investments	1.61%
International Consolidated Airlines Group SANone_B5M6XQ7
Holdings [Line Items]
Percent of Total Investments	1.59%
Shinhan Financial Group Co., Ltd.None_6397502
Holdings [Line Items]
Percent of Total Investments	1.57%
United States
Holdings [Line Items]
Percent of Total Investments	34.20%
South Korea
Holdings [Line Items]
Percent of Total Investments	13.50%
Japan
Holdings [Line Items]
Percent of Total Investments	9.40%
France
Holdings [Line Items]
Percent of Total Investments	5.60%
Germany
Holdings [Line Items]
Percent of Total Investments	5.00%
United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.90%
Ireland
Holdings [Line Items]
Percent of Total Investments	4.80%
Italy
Holdings [Line Items]
Percent of Total Investments	3.50%
Norway
Holdings [Line Items]
Percent of Total Investments	3.00%
Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
Spain
Holdings [Line Items]
Percent of Total Investments	2.10%
Puerto Rico
Holdings [Line Items]
Percent of Total Investments	1.60%
China
Holdings [Line Items]
Percent of Total Investments	1.50%
Chile
Holdings [Line Items]
Percent of Total Investments	1.40%
Turkey
Holdings [Line Items]
Percent of Total Investments	1.20%
Singapore
Holdings [Line Items]
Percent of Total Investments	1.10%
Netherlands
Holdings [Line Items]
Percent of Total Investments	1.10%
Sweden
Holdings [Line Items]
Percent of Total Investments	1.10%
Hong Kong
Holdings [Line Items]
Percent of Total Investments	0.90%
Taiwan
Holdings [Line Items]
Percent of Total Investments	0.70%
Canada
Holdings [Line Items]
Percent of Total Investments	0.50%
Belgium
Holdings [Line Items]
Percent of Total Investments	0.50%
Russia
Holdings [Line Items]
Percent of Total Investments	0.00%
Financials
Holdings [Line Items]
Percent of Total Investments	25.60%
Industrials
Holdings [Line Items]
Percent of Total Investments	15.70%
Information Technology
Holdings [Line Items]
Percent of Total Investments	15.20%
Health Care
Holdings [Line Items]
Percent of Total Investments	14.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.30%
Energy
Holdings [Line Items]
Percent of Total Investments	5.20%
Materials
Holdings [Line Items]
Percent of Total Investments	4.90%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
Communication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
Real Estate
Holdings [Line Items]
Percent of Total Investments	0.90%